TRADE AND OTHER RECEIVABLES - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [Line Items]
Trade receivables	$ 81,982	$ 103,564
Other receivables	2,397	2,648
Cost
Disclosure of financial assets [Line Items]
Trade receivables	83,319	104,405
Other receivables	2,397	2,683
Less: Loss allowances
Disclosure of financial assets [Line Items]
Trade receivables	(1,337)	(841)
Other receivables	$ 0	$ (35)